Business Combination (Tables)	12 Months Ended
Mar. 31, 2024
Business Combination [Abstract]
Schedule of Estimated Fair Values of Assets and Liabilities	The following table sets forth the estimated fair values of assets and liabilities of the Company as of November 9, 2022:
	Note	HK$	US$
Assets
Current assets
Cash and cash equivalents	(a)	17,098,421		2,183,009
Contracts receivable, net	(a)	24,091,968		3,075,898
Contracts receivable – related parties, net	(a)	764,350		97,587
Contract assets, net	(a)	12,043,784		1,537,668
Contract assets – related parties, net	(a)	73,820		9,425
Retention receivables, net	(a)	1,808,431		230,888
Other receivable	(a)	8,028,000		1,024,960
Advance and prepayment	(a)	416,351		53,156
Amount due from related parties	(a)	2,478,524		316,441
Total current assets		66,803,649		8,529,032

Non-current assets
Property and equipment, net	(b)	158,216		20,200
Total non-current assets		158,216		20,200
Total assets		66,961,865		8,549,232

Liabilities
Current liabilities
Bank borrowings	(a)	4,177,588		533,366
Accounts payable	(a)	19,122,072		2,441,375
Accrued expenses and other payables	(a)	44,200		5,643
Tax payable	(a)	4,135,626		528,008
Contract liabilities	(a)	28,176,823		3,597,424
Amount due to related parties	(a)	2,900,000		370,252
Total current liabilities		58,556,309		7,476,068
Total liabilities		58,556,309		7,476,068
Fair value of assets and liabilities of the Company		8,405,556		1,073,164

Fair value of consideration
Fair value of assets and liabilities of the Company		HK$ 8,405,556	US$	1,073,164
Number of shares issued by the Company		10,000		10,000
Fair value per share		HK$ 840.56	US$	107.31
Fair value of additional 10,000 shares issued as the consideration		HK$ 8,405,556	US$	1,073,164

(a)      The carrying amounts reported are approximate to their respective fair values because of the short-term nature of these accounts.

(b)      Property and equipment are valued using the cost approach, which is based on current replacement and/or reproduction cost of the asset as new, less depreciation attributable to physical, functional, and economic factors.

The following table sets forth the estimated fair values of assets to be acquired and liabilities to be assumed and the goodwill resulting from the Business Combination:
	Note	HK$	US$
Assets acquired:
Cash and cash equivalents	(a)	3,135,319	400,296
Contracts receivable, net	(a)	24,775,327	3,163,144
Other receivables, net	(a)	10,159,457	1,297,091
Property and equipment, net	(b)	16,074,002	2,052,219
Deposits paid	(a)	28,082,263	3,585,351
Fair value of assets acquired		82,226,368	10,498,101
Liabilities assumed:
Accounts payable	(a)	(35,692,631)	(4,556,991)
Accruals and other payables	(a)	(14,903,200)	(1,902,739)
Amount due to related parties	(a)	(39,405,150)	(5,030,980)
Tax payable	(a)	(765,464)	(97,729)
Deposits received	(a)	(15,471,109)	(1,975,245)
Deferred tax liabilities	(a)	(1,650,096)	(210,673)
Fair value of liabilities assumed		(107,887,650)	(13,774,357)
Fair value of net liabilities as of the acquisition date		(25,661,282)	(3,276,256)
Total consideration (per above)		8,405,556	1,073,164
Goodwill (Note 13)		34,066,838	4,349,420
	HK$	US$
Total consideration	1,500,000	191,551
Fair value of net assets as of the acquisition date	—	—
Goodwill* (Note 13)	1,500,000	191,551

*        The goodwill that has arisen has been subsequently impaired during the year ended March 31, 2024.

Schedule of Reitar Capital Partners Limited	The pro-forma information does not necessarily reflect the results of operations that would have occurred had the Company acquired Reitar Capital Partners Limited on April 1, 2021.
	For the Years ended March 31,
	2022	2023
	HK$	HK$
Revenue	190,565,418	88,137,973
Net income	15,853,201	41,296,794